NEWBUILDINGS - Additional Information (Details) $ in Millions	1 Months Ended								12 Months Ended
	Sep. 30, 2017 USD ($)	Feb. 28, 2017 USD ($) vessel	Jan. 31, 2017 USD ($) vessel	Oct. 31, 2016 USD ($)	Aug. 31, 2016 USD ($)	May 31, 2016 USD ($)	Feb. 29, 2016 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) newbuilding_contract	Dec. 31, 2016 USD ($) newbuilding_contract
Summary of Newbuildings [Line Items]
Pre-delivery installments									$ 19.5	$ 24.6
Other capitalized costs									$ 4.7	$ 3.7
Golden Barnet, Golden Bexley, Golden Scape and Golden Swift [Member]
Summary of Newbuildings [Line Items]
Payments to acquire newbuildings, agreed extras								$ 112.6
Golden Libra & Golden Virgo [Domain]
Summary of Newbuildings [Line Items]
Payments to acquire newbuildings, agreed extras			$ 31.3
Number of newbuildings delivered | vessel			2
Golden Leo [Member]
Summary of Newbuildings [Line Items]
Payments to acquire newbuildings, agreed extras					$ 15.7
Golden Nimbus [Member]
Summary of Newbuildings [Line Items]
Payments to acquire newbuildings, agreed extras	$ 29.3
Golden Surabaya And Golden Savannah [Member]
Summary of Newbuildings [Line Items]
Payments to acquire newbuildings, agreed extras		$ 67.7
Number of newbuildings delivered | vessel		2
Front Mediterranean [Member]
Summary of Newbuildings [Line Items]
Payments to acquire newbuildings, agreed extras				$ 33.5
Golden Fulham [Member]
Summary of Newbuildings [Line Items]
Payments to acquire newbuildings, agreed extras						$ 41.5
Front Caribbean [Member]
Summary of Newbuildings [Line Items]
Payments to acquire newbuildings, agreed extras							$ 33.4
Capesize Newbuildings [Member]
Summary of Newbuildings [Line Items]
Number of newbuilding contracts | newbuilding_contract									5	8
Supramax Newbuildings [Member]
Summary of Newbuildings [Line Items]
Number of newbuilding contracts | newbuilding_contract										2